Quarterly Holdings Report
for

Fidelity® Canada Fund

July 31, 2020

CAN-QTLY-0920
1.804819.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.6%
TELUS Corp.	1,945,900	$33,747,626
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	389,700	15,914,435

TOTAL COMMUNICATION SERVICES		49,662,061

CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International, Inc.	228,400	12,899,668
Leisure Products - 0.6%
BRP, Inc.	93,200	4,174,848
Multiline Retail - 2.1%
Dollarama, Inc.	423,100	15,471,603
Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (a)(b)	106,900	2,379,103

TOTAL CONSUMER DISCRETIONARY		34,925,222

CONSUMER STAPLES - 10.4%
Food & Staples Retailing - 10.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,205,000	41,877,450
George Weston Ltd.	139,800	10,559,234
Metro, Inc. Class A (sub. vtg.)	346,495	15,200,303
North West Co., Inc.	282,800	6,291,717
		73,928,704
Personal Products - 0.3%
Jamieson Wellness, Inc.	76,200	2,193,641

TOTAL CONSUMER STAPLES		76,122,345

ENERGY - 11.2%
Energy Equipment & Services - 0.2%
Computer Modelling Group Ltd.	480,800	1,776,819
Oil, Gas & Consumable Fuels - 11.0%
Canadian Natural Resources Ltd.	1,042,898	18,398,357
Enbridge, Inc.	740,000	23,684,199
Parkland Corp.	169,600	4,465,857
PrairieSky Royalty Ltd.	1,889,218	11,861,826
Suncor Energy, Inc.	1,399,900	22,020,899
		80,431,138

TOTAL ENERGY		82,207,957

FINANCIALS - 29.5%
Banks - 18.2%
Royal Bank of Canada	1,012,500	69,845,828
The Toronto-Dominion Bank	1,449,300	64,130,808
		133,976,636
Capital Markets - 3.1%
Brookfield Asset Management, Inc. (Canada) Class A	579,600	18,719,247
IGM Financial, Inc.	157,600	3,874,552
		22,593,799
Insurance - 8.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,400	10,151,653
Intact Financial Corp.	136,025	14,851,093
Power Corp. of Canada (sub. vtg.)	537,600	9,540,298
Sun Life Financial, Inc.	654,900	25,527,141
		60,070,185

TOTAL FINANCIALS		216,640,620

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Andlauer Healthcare Group, Inc.	145,300	4,097,190
INDUSTRIALS - 13.2%
Commercial Services & Supplies - 1.4%
GFL Environmental, Inc.	476,900	10,301,040
Professional Services - 1.9%
Thomson Reuters Corp.	201,400	14,052,666
Road & Rail - 9.9%
Canadian National Railway Co.	264,100	25,797,786
Canadian Pacific Railway Ltd.	170,000	46,752,697
		72,550,483

TOTAL INDUSTRIALS		96,904,189

INFORMATION TECHNOLOGY - 6.9%
IT Services - 2.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	220,800	15,770,604
Software - 4.8%
Constellation Software, Inc.	14,200	16,796,487
Dye & Durham Ltd. (a)	121,900	1,319,609
Open Text Corp.	381,528	17,172,961
		35,289,057

TOTAL INFORMATION TECHNOLOGY		51,059,661

MATERIALS - 15.5%
Chemicals - 2.5%
Nutrien Ltd.	560,581	18,255,660
Containers & Packaging - 1.1%
CCL Industries, Inc. Class B	244,600	8,137,203
Metals & Mining - 11.6%
Franco-Nevada Corp.	291,300	46,561,895
Lundin Mining Corp.	571,700	3,201,127
OceanaGold Corp. (a)	908,100	2,379,657
Wheaton Precious Metals Corp.	611,500	33,176,083
		85,318,762
Paper & Forest Products - 0.3%
Western Forest Products, Inc.	3,025,683	2,371,845

TOTAL MATERIALS		114,083,470

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Allied Properties (REIT)	207,800	6,222,597
TOTAL COMMON STOCKS
(Cost $522,542,775)		731,925,312

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.14% (c)	897,589	897,859
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	1,988,831	1,989,030
TOTAL MONEY MARKET FUNDS
(Cost $2,886,889)		2,886,889
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $525,429,664)		734,812,201
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,031)
NET ASSETS - 100%		$734,779,170

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,145
Fidelity Securities Lending Cash Central Fund	70,558
Total	$91,703

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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